First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
July 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 77.7%
	Aerospace & Defense — 0.3%
$342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	$310,856
3,412,000	TransDigm, Inc. (a)	6.25%	03/15/26	3,396,700
1,333,000	TransDigm, Inc. (a)	6.75%	08/15/28	1,338,644
				5,046,200
	Agricultural Products — 0.1%
1,877,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	1,784,698
	Alternative Carriers — 0.2%
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	1,417,952
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	1,322,144
				2,740,096
	Apparel Retail — 0.6%
8,080,000	Nordstrom, Inc.	4.00%	03/15/27	7,331,146
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,410,203
				9,741,349
	Application Software — 1.6%
3,619,000	Alteryx, Inc. (a)	8.75%	03/15/28	3,522,972
13,254,000	GoTo Group, Inc. (a)	5.50%	09/01/27	7,629,721
12,000,000	McAfee Corp. (a)	7.38%	02/15/30	10,382,364
3,487,000	Open Text Holdings, Inc. (a)	4.13%	12/01/31	2,893,643
				24,428,700
	Automobile Manufacturers — 0.6%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,745,068
500,000	Ford Motor Credit Co. LLC	5.13%	06/16/25	487,275
250,000	General Motors Co.	6.60%	04/01/36	259,201
667,000	Penske Automotive Group, Inc.	3.50%	09/01/25	636,806
				9,128,350
	Automotive Retail — 0.0%
167,000	Group 1 Automotive, Inc. (a)	4.00%	08/15/28	148,053
250,000	Lithia Motors, Inc. (a)	3.88%	06/01/29	215,540
				363,593
	Broadcasting — 9.1%
28,294,000	Gray Television, Inc. (a)	5.88%	07/15/26	25,504,978
12,429,000	Gray Television, Inc. (a)	7.00%	05/15/27	10,767,429
3,591,000	Gray Television, Inc. (a)	4.75%	10/15/30	2,529,860
28,936,000	iHeartCommunications, Inc.	8.38%	05/01/27	19,828,397
40,562,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	38,169,641
13,255,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	11,693,880
1,389,000	Scripps Escrow II, Inc. (a)	3.88%	01/15/29	1,156,092
8,355,000	Scripps Escrow, Inc. (a)	5.88%	07/15/27	6,987,788
15,319,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	12,823,612
5,000,000	Sinclair Television Group, Inc. (a)	5.50%	03/01/30	2,644,425
1,000,000	Sinclair Television Group, Inc. (a)	4.13%	12/01/30	652,945
509,000	Sirius XM Radio, Inc. (a)	3.13%	09/01/26	459,770
857,000	Sirius XM Radio, Inc. (a)	5.50%	07/01/29	783,786
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	1,648,940
5,000,000	Sirius XM Radio, Inc. (a)	3.88%	09/01/31	3,919,284
				139,570,827

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products — 0.6%
$1,000,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	$917,275
500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	434,697
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	88,444
1,314,000	Beacon Roofing Supply, Inc. (a)	6.50%	08/01/30	1,318,619
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	86,862
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,334,390
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,329,983
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,165,997
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	808,455
1,000,000	TopBuild Corp. (a)	3.63%	03/15/29	877,891
				9,362,613
	Cable & Satellite — 6.5%
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	977,204
2,828,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13%	05/01/27	2,655,798
4,738,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	4,382,893
23,466,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.38%	06/01/29	21,465,622
20,653,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	17,919,924
9,707,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	8,233,447
2,445,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.25%	02/01/31	2,012,215
3,456,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	3,438,468
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	05/01/32	816,263
819,000	CSC Holdings LLC (a)	5.50%	04/15/27	703,313
13,619,000	CSC Holdings LLC (a)	7.50%	04/01/28	8,429,646
1,481,000	CSC Holdings LLC (a)	11.25%	05/15/28	1,466,168
46,264,000	CSC Holdings LLC (a)	5.75%	01/15/30	24,005,330
4,167,000	CSC Holdings LLC (a)	4.63%	12/01/30	2,097,649
1,000,000	CSC Holdings LLC (a)	5.00%	11/15/31	506,288
357,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (a)	5.88%	08/15/27	322,594
				99,432,822
	Casinos & Gaming — 2.8%
500,000	Boyd Gaming Corp.	4.75%	12/01/27	471,829
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,429,585
1,426,000	Caesars Entertainment, Inc. (a)	8.13%	07/01/27	1,463,893
5,662,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	4,989,484
173,000	Caesars Entertainment, Inc. (a)	7.00%	02/15/30	174,895
179,000	CDI Escrow Issuer, Inc. (a)	5.75%	04/01/30	166,407
19,458,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	16,718,140
430,000	MGM Resorts International	6.75%	05/01/25	432,238
2,440,000	MGM Resorts International	5.75%	06/15/25	2,415,367
716,000	Scientific Games Holdings L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	635,164
3,903,000	Station Casinos LLC (a)	4.50%	02/15/28	3,543,807
5,952,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	4.25%	12/01/26	5,612,001
140,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	3.75%	02/15/27	129,374
100,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	88,743
				42,270,927

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commercial Printing — 0.1%
$629,000	LABL, Inc. (a)	10.50%	07/15/27	$599,793
1,388,000	LABL, Inc. (a)	9.50%	11/01/28	1,424,435
				2,024,228
	Construction & Engineering — 0.8%
500,000	Atkore, Inc. (a)	4.25%	06/01/31	433,025
13,490,000	Pike Corp. (a)	5.50%	09/01/28	12,154,153
				12,587,178
	Construction Materials — 0.2%
176,000	GYP Holdings III Corp. (a)	4.63%	05/01/29	157,398
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,422,032
				3,579,430
	Consumer Finance — 0.3%
1,889,000	Black Knight InfoServ LLC (a)	3.63%	09/01/28	1,733,158
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,679,747
				4,412,905
	Data Processing & Outsourced Services — 0.0%
500,000	Block, Inc.	2.75%	06/01/26	455,647
250,000	Block, Inc.	3.50%	06/01/31	209,620
				665,267
	Diversified Banks — 1.2%
4,000,000	Bank of America Corp.	6.11%	01/29/37	4,215,645
1,000,000	Bank of America Corp. (b)	4.24%	04/24/38	885,983
3,000,000	Bank of America Corp., Medium-Term Note	5.88%	02/07/42	3,200,801
500,000	Bank of America Corp., Medium-Term Note (b)	4.08%	03/20/51	417,305
2,000,000	JPMorgan Chase & Co. (b)	5.72%	09/14/33	2,031,587
4,000,000	JPMorgan Chase & Co.	6.40%	05/15/38	4,482,631
1,000,000	JPMorgan Chase & Co.	5.60%	07/15/41	1,043,485
1,000,000	JPMorgan Chase & Co.	5.40%	01/06/42	1,028,411
1,000,000	JPMorgan Chase & Co.	5.63%	08/16/43	1,030,823
500,000	Wells Fargo & Co., Medium-Term Note (b)	5.01%	04/04/51	466,970
250,000	Wells Fargo Bank NA	6.60%	01/15/38	272,846
				19,076,487
	Diversified Support Services — 0.1%
700,000	Ritchie Bros Holdings, Inc. (a)	6.75%	03/15/28	709,625
700,000	Ritchie Bros Holdings, Inc. (a)	7.75%	03/15/31	730,418
				1,440,043
	Electric Utilities — 1.2%
11,077,000	PG&E Corp.	5.00%	07/01/28	10,259,429
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	4,840,045
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,007,754
				18,107,228
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	563,968
	Environmental & Facilities Services — 0.1%
2,093,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	1,985,116

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Fertilizers & Agricultural Chemicals — 0.1%
$250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	$219,621
1,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	813,127
				1,032,748
	Financial Exchanges & Data — 0.5%
2,750,000	MSCI, Inc. (a)	4.00%	11/15/29	2,505,212
1,000,000	MSCI, Inc. (a)	3.88%	02/15/31	888,233
1,000,000	MSCI, Inc. (a)	3.63%	11/01/31	859,857
4,885,000	MSCI, Inc. (a)	3.25%	08/15/33	3,989,200
				8,242,502
	Food Distributors — 0.1%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,286,158
	Health Care Equipment — 0.0%
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	276,125
	Health Care Facilities — 4.7%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	958,485
1,290,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	1,194,420
2,284,000	Encompass Health Corp.	5.75%	09/15/25	2,280,169
1,300,000	Encompass Health Corp.	4.50%	02/01/28	1,208,845
1,362,000	Encompass Health Corp.	4.75%	02/01/30	1,239,193
3,840,000	HCA, Inc.	5.88%	02/15/26	3,851,912
1,324,000	HCA, Inc.	5.38%	09/01/26	1,320,974
3,000,000	HCA, Inc.	3.50%	09/01/30	2,638,678
1,000,000	HCA, Inc.	5.13%	06/15/39	924,999
2,000,000	HCA, Inc.	5.25%	06/15/49	1,801,598
26,514,000	Select Medical Corp. (a)	6.25%	08/15/26	26,311,921
5,225,000	Tenet Healthcare Corp.	4.88%	01/01/26	5,062,190
9,689,000	Tenet Healthcare Corp.	5.13%	11/01/27	9,210,195
2,600,000	Tenet Healthcare Corp.	4.63%	06/15/28	2,409,046
11,797,000	Tenet Healthcare Corp.	6.13%	10/01/28	11,248,322
				71,660,947
	Health Care Services — 1.4%
1,000,000	Cigna Group (The)	6.13%	11/15/41	1,048,464
500,000	Cigna Group (The)	4.90%	12/15/48	461,888
4,483,000	DaVita, Inc. (a)	4.63%	06/01/30	3,829,385
908,000	DaVita, Inc. (a)	3.75%	02/15/31	727,060
25,976,000	Global Medical Response, Inc. (a)	6.50%	10/01/25	15,455,720
100,000	Service Corp. International	3.38%	08/15/30	83,469
				21,605,986
	Health Care Supplies — 1.5%
200,000	180 Medical, Inc. (a)	3.88%	10/15/29	175,287
13,953,000	Medline Borrower L.P. (a)	3.88%	04/01/29	12,230,812
10,908,000	Medline Borrower L.P. (a)	5.25%	10/01/29	9,687,160
770,000	Owens & Minor, Inc. (a)	4.50%	03/31/29	662,829
				22,756,088
	Health Care Technology — 3.1%
15,722,000	AthenaHealth Group, Inc. (a)	6.50%	02/15/30	13,340,837

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Technology (Continued)
$4,503,000	HealthEquity, Inc. (a)	4.50%	10/01/29	$4,039,264
30,742,000	Verscend Escrow Corp. (a)	9.75%	08/15/26	30,857,160
				48,237,261
	Hotels, Resorts & Cruise Lines — 0.0%
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	651,344
	Household Products — 0.2%
2,154,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	2,095,363
1,350,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,171,510
				3,266,873
	Independent Power Producers & Energy Traders — 0.6%
10,427,000	Calpine Corp. (a)	5.13%	03/15/28	9,467,171
	Industrial Machinery & Supplies & Components — 0.4%
5,573,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	5,508,718
	Insurance Brokers — 15.8%
38,556,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	36,561,261
17,412,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	04/15/28	17,340,103
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,585,500
54,652,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	50,188,921
2,000,000	Arthur J Gallagher & Co.	5.50%	03/02/33	2,016,573
5,000,000	Arthur J Gallagher & Co.	5.75%	03/02/53	5,016,654
25,001,000	AssuredPartners, Inc. (a)	7.00%	08/15/25	24,709,296
36,774,000	AssuredPartners, Inc. (a)	5.63%	01/15/29	32,133,882
8,120,000	BroadStreet Partners, Inc. (a)	5.88%	04/15/29	7,258,679
3,761,000	GTCR AP Finance, Inc. (a)	8.00%	05/15/27	3,728,414
46,507,000	HUB International Ltd. (a)	7.00%	05/01/26	46,466,693
8,230,000	HUB International Ltd. (a)	5.63%	12/01/29	7,352,913
9,355,000	Ryan Specialty LLC (a)	4.38%	02/01/30	8,288,457
535,000	USI, Inc. (a)	6.88%	05/01/25	533,342
				243,180,688
	Integrated Telecommunication Services — 1.2%
500,000	Ciena Corp. (a)	4.00%	01/31/30	438,000
1,910,000	Zayo Group Holdings, Inc. (a)	4.00%	03/01/27	1,368,345
25,891,000	Zayo Group Holdings, Inc. (a)	6.13%	03/01/28	15,989,660
				17,796,005
	Interactive Media & Services — 1.3%
20,909,000	Cars.com, Inc. (a)	6.38%	11/01/28	19,740,531
500,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	461,690
				20,202,221
	Internet Services & Infrastructure — 0.6%
5,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	5,257,533
4,891,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	4,210,159
				9,467,692
	Investment Banking & Brokerage — 0.7%
6,000,000	Goldman Sachs Group, (The), Inc.	6.75%	10/01/37	6,508,046
1,500,000	Goldman Sachs Group, (The), Inc.	6.25%	02/01/41	1,611,261
1,455,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	1,372,575

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Investment Banking & Brokerage (Continued)
$250,000	Morgan Stanley	6.38%	07/24/42	$280,593
250,000	Morgan Stanley, Global Medium-Term Note (b)	5.60%	03/24/51	261,021
				10,033,496
	IT Consulting & Other Services — 0.1%
1,387,000	Central Parent, Inc. / CDK Global, Inc. (a)	7.25%	06/15/29	1,372,969
250,000	Gartner, Inc. (a)	4.50%	07/01/28	233,943
250,000	Gartner, Inc. (a)	3.75%	10/01/30	218,164
				1,825,076
	Leisure Facilities — 0.1%
250,000	Cedar Fair L.P.	5.25%	07/15/29	224,444
850,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	804,313
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	645,945
				1,674,702
	Managed Health Care — 1.2%
5,269,000	Centene Corp.	4.25%	12/15/27	4,967,971
1,000,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	917,911
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	85,633
6,523,000	MPH Acquisition Holdings LLC (a)	5.50%	09/01/28	5,691,828
1,995,000	MPH Acquisition Holdings LLC (a)	5.75%	11/01/28	1,523,492
1,000,000	UnitedHealth Group, Inc.	6.50%	06/15/37	1,127,159
1,000,000	UnitedHealth Group, Inc.	6.63%	11/15/37	1,146,292
2,000,000	UnitedHealth Group, Inc.	6.88%	02/15/38	2,358,915
1,000,000	UnitedHealth Group, Inc.	5.70%	10/15/40	1,052,073
				18,871,274
	Metal & Glass Containers — 1.6%
697,000	Ball Corp.	6.88%	03/15/28	713,696
10,648,000	Ball Corp.	2.88%	08/15/30	8,795,773
3,864,000	Berry Global, Inc. (a)	4.50%	02/15/26	3,688,539
981,000	Berry Global, Inc. (a)	5.63%	07/15/27	957,875
175,000	Crown Americas LLC	5.25%	04/01/30	167,125
6,050,000	Owens-Brockway Glass Container, Inc. (a)	6.38%	08/15/25	6,052,705
1,400,000	Owens-Brockway Glass Container, Inc. (a)	7.25%	05/15/31	1,424,458
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,000,880
				23,801,051
	Movies & Entertainment — 0.5%
5,494,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	5,361,842
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	526,233
2,606,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	2,132,776
				8,020,851
	Packaged Foods & Meats — 0.8%
2,000,000	Kraft Heinz Foods Co.	6.88%	01/26/39	2,247,502
2,000,000	Kraft Heinz Foods Co. (a)	7.13%	08/01/39	2,219,377
500,000	Kraft Heinz Foods Co.	5.20%	07/15/45	473,361
500,000	Kraft Heinz Foods Co.	4.38%	06/01/46	424,289
750,000	Performance Food Group, Inc. (a)	5.50%	10/15/27	726,969
2,116,000	Post Holdings, Inc. (a)	5.75%	03/01/27	2,075,510
4,434,000	Post Holdings, Inc. (a)	5.63%	01/15/28	4,288,742
				12,455,750

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Paper Packaging — 2.8%
$30,696,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	$26,909,955
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,796,641
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	872,033
11,095,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (a)	4.00%	10/15/27	10,002,642
420,000	Pactiv LLC	7.95%	12/15/25	424,298
376,000	Sealed Air Corp. (a)	5.50%	09/15/25	370,748
1,383,000	Sealed Air Corp. (a)	6.13%	02/01/28	1,378,033
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,339,944
				43,094,294
	Personal Products — 0.1%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	238,994
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	630,675
				869,669
	Pharmaceuticals — 0.4%
500,000	Catalent Pharma Solutions, Inc. (a)	5.00%	07/15/27	468,872
250,000	Catalent Pharma Solutions, Inc. (a)	3.13%	02/15/29	208,835
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	878,699
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	883,303
1,000,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	872,660
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	777,606
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,233,612
				5,323,587
	Real Estate Services — 0.1%
1,000,000	PulteGroup, Inc.	6.38%	05/15/33	1,055,425
290,000	Tri Pointe Homes, Inc.	5.25%	06/01/27	280,508
500,000	Tri Pointe Homes, Inc.	5.70%	06/15/28	480,498
				1,816,431
	Research & Consulting Services — 0.7%
325,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	288,990
12,324,000	CoreLogic, Inc. (a)	4.50%	05/01/28	10,151,156
				10,440,146
	Restaurants — 1.1%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	651,944
9,310,000	IRB Holding Corp. (a)	7.00%	06/15/25	9,364,929
3,000,000	McDonald's Corp., Medium-Term Note	6.30%	10/15/37	3,303,159
2,000,000	McDonald's Corp., Medium-Term Note	6.30%	03/01/38	2,201,668
1,000,000	McDonald's Corp., Medium-Term Note	5.70%	02/01/39	1,032,920
				16,554,620
	Security & Alarm Services — 0.2%
1,200,000	Brink's (The) Co. (a)	5.50%	07/15/25	1,189,441
2,061,000	Brink's (The) Co. (a)	4.63%	10/15/27	1,938,640
				3,128,081
	Semiconductors — 0.1%
250,000	Broadcom, Inc. (a)	3.14%	11/15/35	191,963
250,000	Broadcom, Inc. (a)	4.93%	05/15/37	227,348
1,000,000	Qorvo, Inc. (a)	3.38%	04/01/31	827,208
				1,246,519

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Specialized Consumer Services — 0.3%
$4,000,000	Aramark Services, Inc. (a)	6.38%	05/01/25	$4,003,680
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	992,917
				4,996,597
	Specialized Finance — 0.3%
1,776,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer (a)	4.88%	05/15/29	1,553,378
2,851,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	2,320,028
				3,873,406
	Specialty Chemicals — 0.7%
10,214,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	9,488,789
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	428,367
250,000	HB Fuller Co.	4.25%	10/15/28	222,945
				10,140,101
	Systems Software — 4.8%
8,407,000	Boxer Parent Co., Inc. (a)	9.13%	03/01/26	8,444,613
2,500,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,160,606
4,499,000	Gen Digital, Inc. (a)	7.13%	09/30/30	4,537,849
7,500,000	Oracle Corp.	6.25%	11/09/32	7,934,371
5,204,000	Oracle Corp.	6.50%	04/15/38	5,541,804
2,000,000	Oracle Corp.	6.13%	07/08/39	2,058,088
1,000,000	Oracle Corp.	3.60%	04/01/50	711,482
1,500,000	Oracle Corp.	6.90%	11/09/52	1,681,952
250,000	PTC, Inc. (a)	3.63%	02/15/25	241,769
42,243,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	40,848,582
				74,161,116
	Technology Distributors — 0.0%
750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	654,817
	Trading Companies & Distributors — 2.4%
2,715,000	SRS Distribution, Inc. (a)	6.13%	07/01/29	2,385,013
9,816,000	SRS Distribution, Inc. (a)	6.00%	12/01/29	8,528,779
127,000	United Rentals North America, Inc.	5.50%	05/15/27	124,984
25,273,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	25,268,655
				36,307,431
	Wireless Telecommunication Services — 0.8%
500,000	SBA Communications Corp.	3.88%	02/15/27	461,086
1,000,000	T-Mobile USA, Inc.	2.70%	03/15/32	822,322
3,000,000	T-Mobile USA, Inc.	5.20%	01/15/33	2,978,023
5,000,000	T-Mobile USA, Inc.	5.05%	07/15/33	4,895,136
2,000,000	T-Mobile USA, Inc.	4.38%	04/15/40	1,766,496
1,000,000	T-Mobile USA, Inc.	3.40%	10/15/52	702,979
1,000,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,005,600
				12,631,642
	Total Corporate Bonds and Notes			1,194,871,209
	(Cost $1,322,979,875)

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 9.7%
	Application Software — 5.2%
$3,000,000	Epicor Software Corp., Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 7.75%, 1.00% Floor	13.17%	07/30/28	$3,020,625
21,177,510	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.34%	10/01/27	20,865,142
9,953,663	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	12/01/27	9,955,554
5,040,225	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.75% Floor	11.68%	07/10/25	5,015,024
3,474,931	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.07%	09/15/24	3,480,716
4,189,096	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.18%	09/13/24	4,195,820
17,762,992	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.57%	02/23/29	15,514,908
14,833,436	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.27%	08/31/27	9,496,736
8,944,728	RealPage, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.50%, 0.75% Floor	11.93%	04/22/29	8,906,713
				80,451,238
	Asset Management & Custody Banks — 0.5%
7,000,000	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.18%	07/20/26	6,846,875
	Education Services — 0.0%
357,709	Ascensus Holdings, Inc. (Mercury), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	12.03%	08/02/29	332,669
	Electronic Equipment & Instruments — 0.4%
6,928,835	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.48%	08/20/25	6,577,577
	Health Care Technology — 2.5%
6,632,585	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.68%	12/16/25	6,357,598
4,866,208	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.43%	10/23/26	4,872,315
27,824,504	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.43%	08/27/25	27,844,816
				39,074,729
	Integrated Telecommunication Services — 0.3%
3,233,582	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.32%	08/14/26	2,879,585
1,894,000	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.43%	03/09/27	1,452,395
				4,331,980
	Life Sciences Tools & Services — 0.3%
4,237,419	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor	9.43%	01/08/27	4,193,456
	Specialized Consumer Services — 0.1%
842,517	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	10.68%	01/31/28	752,245

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software — 0.4%
$5,896,688	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.18%	10/02/25	$5,889,347
	Total Senior Floating-Rate Loan Interests			148,450,116
	(Cost $156,988,886)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 7.4%
	Application Software — 1.5%
4,318,000	ION Trading Technologies S.A.R.L. (a)	5.75%	05/15/28	3,767,887
436,000	Open Text Corp. (a)	6.90%	12/01/27	445,929
11,860,000	Open Text Corp. (a)	3.88%	02/15/28	10,561,119
10,577,000	Open Text Corp. (a)	3.88%	12/01/29	8,956,455
				23,731,390
	Auto Parts & Equipment — 0.3%
5,126,000	Clarios Global L.P. / Clarios US Finance Co. (a)	8.50%	05/15/27	5,199,620
	Building Products — 0.3%
1,304,000	Cemex SAB de C.V. (a)	5.45%	11/19/29	1,266,244
2,000,000	Cemex SAB de C.V. (a)	5.20%	09/17/30	1,891,570
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	953,490
				4,111,304
	Cable & Satellite — 0.0%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	205,363
	Casinos & Gaming — 0.0%
500,000	International Game Technology PLC (a)	5.25%	01/15/29	475,469
	Data Processing & Outsourced Services — 0.8%
15,159,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	12,352,287
	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	442,286
	Environmental & Facilities Services — 0.7%
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	486,708
9,173,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	8,218,980
1,784,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	1,629,002
1,000,000	GFL Environmental, Inc. (a)	4.38%	08/15/29	892,680
				11,227,370
	Integrated Telecommunication Services — 1.0%
2,989,000	Altice France S.A. (a)	5.50%	01/15/28	2,196,472
500,000	Altice France S.A. (a)	5.13%	07/15/29	350,638
17,387,000	Altice France S.A. (a)	5.50%	10/15/29	12,361,493
				14,908,603
	Metal & Glass Containers — 0.1%
1,403,000	Trivium Packaging Finance B.V. (a)	5.50%	08/15/26	1,334,364
	Research & Consulting Services — 0.1%
774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	730,725
	Restaurants — 1.6%
28,132,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	24,200,615

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Specialty Chemicals — 0.1%
$1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	$954,700
	Trading Companies & Distributors — 0.9%
6,779,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (a)	7.88%	05/01/27	6,293,878
9,742,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (a)	6.38%	02/01/30	8,259,415
				14,553,293
	Total Foreign Corporate Bonds and Notes			114,427,389
	(Cost $125,689,125)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
259,956	Akorn, Inc. (e) (f)	175,470
	(Cost $2,979,179)
WARRANTS — 0.0%
	Movies & Entertainment — 0.0%
828,940	Cineworld Group PLC, expiring 11/23/25 (GBP) (e) (g) (h)	5,319
	(Cost $0)
MONEY MARKET FUNDS — 3.6%
54,863,716	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (i)	54,863,716
	(Cost $54,863,716)

	Total Investments — 98.4%	1,512,793,219
	(Cost $1,663,500,781)
	Net Other Assets and Liabilities — 1.6%	24,783,597
	Net Assets — 100.0%	$1,537,576,816

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $1,105,941,824 or 71.9%
of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	Non-income producing security.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	This issuer has filed for protection in bankruptcy court.
(i)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:

	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,194,871,209	$—	$1,194,871,209	$—
Senior Floating-Rate Loan Interests*	148,450,116	—	148,450,116	—
Foreign Corporate Bonds and Notes*	114,427,389	—	114,427,389	—
Common Stocks*	175,470	—	175,470	—
Warrants*	5,319	—	5,319	—
Money Market Funds	54,863,716	54,863,716	—	—
Total Investments	$1,512,793,219	$54,863,716	$1,457,929,503	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	259,956	$0.67	$2,979,179	$175,470	0.01%